PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 77,405
Less: accumulated depreciation		(7,217)
Net property and equipment	78,434	70,188
Office Equipment and Computers [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		57,071
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		16,280
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 4,054